SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	0.7777
Year-End Spot Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	1	1
Average Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	1	1